Investment Objectives and Goals - EMERGING MARKETS GROWTH FUND INC	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS GROWTH FUND INC
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek long-term capital growth.